UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05848
The Gabelli Value Fund Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Value Fund Inc.
Third Quarter Report
September 30, 2009
To Our Shareholders,
     During the third quarter of 2009, The Gabelli Value Fund’s (the “Fund”) total return was 20.9%, while the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average rose 15.6% and 15.8%, respectively.
     Enclosed is the portfolio of investments as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)

														Since
			Year to											Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year	15 Year		(9/29/89)
Gabelli Value Fund Class A	20.94%		31.56%		(2.66)%		(5.28)%		1.15%		2.42%	8.79%		9.69%
	13.99	(b)	23.99	(b)	(8.25	)(b)	(7.13	)(b)	(0.04	)(b)	1.82 (b)	8.36	(b)	9.36 (b)
S&P 500 Index	15.59		19.27		(6.91)		(5.43)		1.01		(0.15)	7.62		7.99
Dow Jones Industrial Average	15.79		13.56		(7.35)		(3.34)		1.88		1.66	8.75		9.27
Nasdaq Composite Index	15.66		34.58		1.46		(2.05)		2.27		(2.54)	7.05		7.79
Class B	20.85		30.83		(3.30)		(5.99)		0.40		1.69	8.27		9.29
	15.85	(c)	25.83	(c)	(8.14	)(c)	(6.94	)(c)	0.00	(c)	1.69	8.27		9.29
Class C	20.83		30.79		(3.38)		(5.98)		0.40		1.71	8.29		9.31
	19.83	(d)	29.79	(d)	(4.35	)(d)	(5.98)		0.40		1.71	8.29		9.31
Class I	21.06		31.70		(2.39)		(5.15)		1.24		2.46	8.82		9.71

In the current prospectus, the expense ratios for Class A, B, C, and I Shares are 1.41%, 2.16%, 2.16%, and 1.16%, respectively. Class I Shares have no sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class A Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class B Shares and Class C Shares on March 15, 2000 and the Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks and the Nasdaq Composite Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The maximum sales charge on Class A Shares is 5.75%.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Value Fund Inc.
Schedule of Investments — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%
	Aerospace — 1.7%
500	Lockheed Martin Corp	$39,040
1,000,000	Rolls-Royce Group plc†	7,524,133

		7,563,173

	Agriculture — 0.3%
45,000	Archer-Daniels-Midland Co.	1,314,900
500	The Mosaic Co.	24,035

		1,338,935

	Automotive — 0.1%
10,000	Navistar International Corp.†	374,200

	Automotive: Parts and Accessories — 1.9%
2,000	BERU AG	222,401
38,000	China Yuchai International Ltd.	342,000
206,000	Genuine Parts Co.	7,840,360

		8,404,761

	Aviation: Parts and Services — 0.8%
110,000	BBA Aviation plc	278,287
40,000	Curtiss-Wright Corp.	1,365,200
365,000	GenCorp Inc.†	1,956,400

		3,599,887

	Broadcasting — 3.3%
873,800	CBS Corp., Cl. A, Voting	10,538,028
203,000	Liberty Media Corp. — Capital, Cl. A†	4,246,760

		14,784,788

	Business Services — 0.9%
32,000	Akamai Technologies Inc.†	629,760
35,300	Ascent Media Corp., Cl. A†	903,680
14,000	Broadridge Financial Solutions Inc.	281,400
55,000	Clear Channel Outdoor Holdings Inc., Cl. A†	385,000
60,000	Ideation Acquisition Corp.†	472,200
46,000	Intermec Inc.†	648,600
28,000	The Brink’s Co.	753,480

		4,074,120

	Cable and Satellite — 13.0%
130,000	Adelphia Communications Corp., Cl. A† (a)	0
130,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
130,000	Adelphia Recovery Trust†	390
1,323,000	Cablevision Systems Corp., Cl. A	31,421,250
34,000	Comcast Corp., Cl. A, Special	546,720
134,000	DISH Network Corp., Cl. A†	2,580,840
36,000	EchoStar Corp., Cl. A†	664,560
233,000	Liberty Global Inc., Cl. A†	5,258,810
373,000	Rogers Communications Inc., Cl. B	10,518,600
139,000	Scripps Networks Interactive Inc., Cl. A	5,136,050
73,000	The DIRECTV Group Inc.†	2,013,340

		58,140,560

	Communications Equipment — 1.4%
18,000	Alcatel-Lucent, ADR†	80,820
380,000	Corning Inc.	5,817,800
23,000	Motorola Inc.	197,570

		6,096,190

	Computer Software and Services — 0.4%
8,000	Alibaba.com Ltd.	18,581
25,000	Metavante Technologies Inc.†	862,000
40,000	Yahoo! Inc.†	712,400

		1,592,981

	Consumer Products — 5.7%
58,000	Energizer Holdings Inc.†	3,847,720
567	Givaudan SA	424,879
1,000	National Presto Industries Inc.	86,510
90,000	Pactiv Corp.†	2,344,500
940,000	Swedish Match AB	18,877,262
2,000	Wolverine World Wide Inc.	49,680

		25,630,551

	Consumer Services — 1.9%
50,000	Brink’s Home Security Holdings Inc.†	1,539,500
42,500	IAC/InterActiveCorp.†	858,075
240,000	Liberty Media Corp. — Interactive, Cl. A†	2,632,800
165,000	Rollins Inc.	3,110,250
49,000	TiVo Inc.†	507,640

		8,648,265

	Diversified Industrial — 6.2%
42,000	Ampco-Pittsburgh Corp.	1,116,780
16,000	Cooper Industries plc, Cl. A	601,120
178,000	Crane Co.	4,594,180
70,837	Griffon Corp.†	713,329
302,000	Honeywell International Inc.	11,219,300
116,000	ITT Corp.	6,049,400
200,000	Katy Industries Inc.†	280,000
88,000	Tyco International Ltd.	3,034,240

		27,608,349

	Electronics — 3.3%
20,000	LoJack Corp.†	101,800
195,000	LSI Corp.†	1,070,550
33,000	Rovi Corp.†	1,108,800
195,000	Texas Instruments Inc.	4,619,550
See accompanying notes to schedule of investments.

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
4,000	Thermo Fisher Scientific Inc.†	$174,680
195,000	Thomas & Betts Corp.†	5,865,600
80,000	Tyco Electronics Ltd.	1,782,400

		14,723,380

	Energy and Utilities — 2.4%
3,000	Allegheny Energy Inc.	79,560
12,000	Chevron Corp.	845,160
135,000	ConocoPhillips	6,096,600
6,000	FPL Group Inc.	331,380

5,420	Mirant Corp.†	89,051

200,000	Mirant Corp., Escrow† (a)	0
90,000	Northeast Utilities	2,136,600
40,000	Southwest Gas Corp.	1,023,200

		10,601,551

	Entertainment — 18.3%
8,570	Chestnut Hill Ventures† (a)	289,066
194,000	Discovery Communications Inc., Cl. A†	5,604,660
193,500	Discovery Communications Inc., Cl. C†	5,036,805
65,000	Dover Motorsports Inc.	97,500
266,000	Grupo Televisa SA, ADR	4,944,940
650,000	Liberty Media Corp. — Entertainment, Cl. A†	20,221,500
357,001	Time Warner Inc.	10,274,489
894,000	Viacom Inc., Cl. A†	26,328,300
296,001	Vivendi	9,159,069
18,000	Warner Music Group Corp.†	99,540

		82,055,869

	Environmental Services — 2.5%
330,000	Republic Services Inc.	8,768,100
85,000	Waste Management Inc.	2,534,700

		11,302,800

	Equipment and Supplies — 4.2%
185,000	CIRCOR International Inc.	5,228,100
79,000	Flowserve Corp.	7,784,660
100,000	Gerber Scientific Inc.†	598,000
100,000	GrafTech International Ltd.†	1,470,000
132,000	Watts Water Technologies Inc., Cl. A	3,993,000

		19,073,760

	Financial Services — 4.3%
266,000	American Express Co.	9,017,400
8,000	Ameriprise Financial Inc.	290,640
53,500	Artio Global Investors Inc.†	1,399,025
26,000	Deutsche Bank AG	1,996,020
85,000	H&R Block Inc.	1,562,300
22,000	Interactive Brokers Group Inc., Cl. A†	437,140
10,038	JPMorgan Chase & Co.	439,865
67,000	Legg Mason Inc.	2,079,010
30,000	SLM Corp.†	261,600
18,000	The Bank of New York Mellon Corp.	521,820
43,000	Wells Fargo & Co.	1,211,740

		19,216,560

	Food and Beverage — 6.0%
10,000	Cadbury plc, ADR	512,100
8,000	Corn Products International Inc.	228,160
45,000	Davide Campari — Milano SpA	403,667
30,000	Del Monte Foods Co.	347,400
190,000	Diageo plc, ADR	11,683,100
45,000	Dr. Pepper Snapple Group Inc.†	1,293,750

8,000	Flowers Foods Inc.	210,320

129,000	Fomento Economico Mexicano SAB de CV, ADR	4,908,450
35,000	H.J. Heinz Co.	1,391,250
12,000	Kellogg Co.	590,760
25,000	Kerry Group plc, Cl. A	713,387
200	MEIJI Holdings Co. Ltd.†	8,533
65,000	PepsiAmericas Inc.	1,856,400
20,174	Pernod-Ricard SA	1,602,147
14,000	Remy Cointreau SA	585,621
20,000	The Hershey Co.	777,200

		27,112,245

	Health Care — 0.3%
4,000	Chemed Corp.	175,560
14,000	Covidien plc	605,640
14,000	Mead Johnson Nutrition Co., Cl. A	631,540

		1,412,740

	Hotels and Gaming — 1.2%
52,900	Dover Downs Gaming & Entertainment Inc.	301,530
145,000	Gaylord Entertainment Co.†	2,914,500
320,000	Ladbrokes plc	958,384
35,000	Las Vegas Sands Corp.†	589,400
54,000	MGM Mirage†	650,160

		5,413,974

	Machinery — 1.2%
85,000	CNH Global NV†	1,451,800
66,000	Deere & Co.	2,832,720
41,000	Zebra Technologies Corp., Cl. A†	1,063,130

		5,347,650

	Metals and Mining — 8.0%
333,000	Barrick Gold Corp.	12,620,700
32,000	Freeport-McMoRan Copper & Gold Inc.	2,195,520
100,000	Kinross Gold Corp.	2,170,000
431,000	Newmont Mining Corp.	18,972,620

		35,958,840

See accompanying notes to schedule of investments.

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Publishing — 2.9%
23,000	Belo Corp., Cl. A	$124,430
605,000	Media General Inc., Cl. A	5,172,750
58,000	Meredith Corp.	1,736,520
501,000	News Corp., Cl. A	6,006,990
20,001	The E.W. Scripps Co., Cl. A†	150,007

		13,190,697

	Real Estate — 0.9%
133,600	Griffin Land & Nurseries Inc.	4,275,200

	Retail — 0.9%
41,000	HSN Inc.†	667,480
50,000	Ingles Markets Inc., Cl. A	791,500
105,000	Safeway Inc.	2,070,600
14,000	Walgreen Co.	524,580

		4,054,160

	Specialty Chemicals — 0.7%
200,000	Ferro Corp.	1,780,000
6,000	FMC Corp.	337,500
15,000	International Flavors & Fragrances Inc.	568,950
3,500	Monsanto Co.	270,900

		2,957,350

	Telecommunications — 4.9%
600,000	Cincinnati Bell Inc.†	2,100,000
62,000	RCN Corp.†	576,600
880,000	Sprint Nextel Corp.†	3,476,000
380,000	Telephone & Data Systems Inc.	11,783,800
140,000	Telephone & Data Systems Inc., Special	4,155,200

		22,091,600

	Wireless Communications — 0.4%
5,000	Millicom International Cellular SA†	363,700
40,000	United States Cellular Corp.†	1,562,800

		1,926,500

	TOTAL COMMON STOCKS	448,571,636

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
17,405	Mirant Corp., Ser. A, expire 01/03/11†	25,759

	TOTAL INVESTMENTS — 100.0% (Cost $327,747,638)	$448,597,395

	Aggregate book cost	$327,747,638

	Gross unrealized appreciation	$155,623,193
	Gross unrealized depreciation	(34,773,436)

	Net unrealized appreciation/depreciation	$120,849,757

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2009, the market value of fair valued securities amounted to $289,066 or 0.06% of total investments.

†	Non-income producing security.

ADR American Depositary Receipt
See accompanying notes to schedule of investments.

The Gabelli Value Fund Inc.
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Value Fund Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 3 Other Significant	Total Market Value
	Quoted Prices	Unobservable Inputs	at 9/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Cable and Satellite	$58,140,560	$0	$58,140,560
Energy and Utilities	10,601,551	0	10,601,551
Entertainment	81,766,803	289,066	82,055,869
Other Industries (a)	297,773,656	—	297,773,656

Total Common Stocks	448,282,570	289,066	448,571,636

Warrants (a)	25,759	—	25,759

TOTAL INVESTMENTS IN SECURITIES	$448,308,329	$289,066	$448,597,395

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation	(sales)	of Level 3	9/30/09	at 9/30/09

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Cable and Satellite	$0	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	0	—	—	—	—	—	0	—
Entertainment	288,638	—	—	428	—	—	289,066	428

Total Common Stocks	288,638	—	—	428	—	—	289,066	428

TOTAL INVESTMENTS IN SECURITIES	$288,638	$—	$—	$428	$—	$—	$289,066	$428

The Gabelli Value Fund Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2009 there were no open futures contracts.

The Gabelli Value Fund Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Anthony R. Pustorino
Chairman and Chief Executive Officer	Certified Public Accountant,
GAMCO Investors, Inc.	Professor Emeritus
Pace University

Anthony J. Colavita	Werner J. Roeder, MD
President	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

Robert J. Morrissey
Attorney-at-Law
Morrissey, Hawkins & Lynch
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Custodian
The Bank of New York Mellon
Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
Legal Counsel
Willkie Farr & Gallagher LLP
Distributor
Gabelli & Company, Inc.

This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q309SR
The Gabelli Value Fund Inc.
THIRD QUARTER REPORT
SEPTEMBER 30, 2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Value Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 11/25/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* Date 11/25/09	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/25/09

*	Print the name and title of each signing officer under his or her signature.